Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0001407583
Registrant Name	BUNKER HILL MINING CORP.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES